Note 13 - Convertible Notes (Details)																				1 Months Ended				12 Months Ended
		Nov. 24, 2015 USD ($) shares	May. 26, 2015 USD ($) shares	May. 18, 2015 USD ($)	Mar. 02, 2015 USD ($) shares	Feb. 26, 2015 USD ($) shares	Jan. 14, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 09, 2014 USD ($)	Aug. 18, 2014 USD ($)	May. 14, 2014 USD ($)	Jan. 03, 2014 USD ($) $ / shares	Dec. 27, 2013 USD ($)	Sep. 13, 2013 USD ($)	Jul. 02, 2012 USD ($) shares	Nov. 30, 2010 USD ($)	Nov. 30, 2009 USD ($) shares	Oct. 13, 2009 USD ($)	Dec. 31, 2014 USD ($)		Jun. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2011 USD ($) shares	Dec. 14, 2015 USD ($)	Nov. 30, 2015	Aug. 27, 2015 USD ($)	May. 15, 2015 USD ($)	Apr. 30, 2015 USD ($)	Apr. 20, 2015 USD ($)	Oct. 24, 2014 USD ($)	Sep. 30, 2014 USD ($)	Aug. 14, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jan. 01, 2014 USD ($)	Dec. 09, 2013 USD ($)
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount								$ 21,267,000												$ 21,267,000				$ 14,381,000		$ 21,267,000
Proceeds from Convertible Debt						$ 4,250,000
Convertible Notes Payable, Noncurrent								11,436,000												11,436,000				5,706,000		11,436,000
Amortization of Beneficial Conversion Feature																								18,000		258,000
Repayments of Convertible Debt																										(2,610,000)
Convertible Notes Payable								97,121,000												97,121,000				90,849,000		97,121,000		$ 101,651,000
Stock Issued During Period, Value, Conversion of Convertible Securities																										37,553,000
True up Clause Liability																								1,365
Gain of Extinguishment of Liability																								320
Interest Expense, Debt																								13,935,000		10,662,000		6,950,000
Convertible Debt								97,121,000												97,121,000				90,849,000		97,121,000
Viking Prep Plant LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Business Acquisition, Purchases Price Adjusted Amount																						$ 28,402,000
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred							$ 1,680,000
True up Clause Liability																								$ 335,000
Viking Acquisition Group LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred								15,000,000							$ 15,000,000
Business Acquisition, Purchases Price Adjusted Amount								3,300,000																		3,300,000
Lemissoler Maritime Company WLL [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Sale Leaseback Transaction, Number of Assets																	4
Sale Leaseback Transaction, Net Book Value																	$ 86,800,000
Sale Leaseback Transaction, Leaseback Charter Period																	8 years
Sale Leaseback Transaction, Amount Due under Financing Arrangement																	$ 40,000,000
Sale Leaseback Transaction, Current Period Gain (Loss) Recognized																	2,728,000
Sale Leaseback Transaction, Deferred Gain, Gross																	$ 10,540,000
Pallas Highwall Mining LLC [Member] | Viking Prep Plant LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										100.00%
Discontinued Operations [Member] | Selling, General and Administrative Expenses [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Allowance for Doubtful Accounts Receivable								$ 6,558,000												$ 6,558,000						$ 6,558,000
Senior Convertible 7% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount	[1]
Convertible Notes Payable, Noncurrent	[1]
Amortization of Beneficial Conversion Feature	[1]																							$ 18,000		$ 17,000
Repayments of Convertible Debt	[1]
Convertible Notes Payable	[1]							$ 82,000												$ 82,000				$ 100,000		$ 82,000		65,000
Senior Convertible 4.5% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount	[2]
Convertible Notes Payable, Noncurrent	[2]
Amortization of Beneficial Conversion Feature	[2]
Repayments of Convertible Debt	[2]
Convertible Notes Payable	[2]							$ 62,500,000												$ 62,500,000				$ 62,500,000		$ 62,500,000		62,500,000
Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																												1,470,000							$ 500,000						$ 7,736,000
Debt Instrument, Interest Rate, Stated Percentage																								8.00%
Debt Conversion, Original Debt, Amount																										$ 207,000
Debt Instrument, Convertible, Conversion Price, Percentage																										65.00%
Debt Instrument, Convertible, Trading Prices																										3
Debt Instrument, Convertible, Business Days Before Maturity																										10 days
Debt Instrument, Convertible, Discount Share Conversion Price, Percent																				35.00%
Repayments of Convertible Debt																										$ 2,305,000
Debt Instrument, Fair Value Disclosure																																							$ 11,901,000
Convertible Notes Payable								8,200,000												$ 8,200,000						8,200,000
Convertible Promissory 4.4% Note [Member] | Viking Prep Plant LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																												55,000
12% Convertible Debentures and Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount	[3]							6,776,000												6,776,000				$ 449,000		6,776,000
Convertible Notes Payable, Noncurrent	[3]
Amortization of Beneficial Conversion Feature	[3]																									$ 241,000
Repayments of Convertible Debt	[3]
Convertible Notes Payable	[3]							6,276,000												6,276,000				$ 6,250,000		$ 6,276,000		361,000
10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount	[4]							5,940,000												5,940,000				$ 2,700,000		$ 5,940,000
Convertible Notes Payable, Noncurrent	[4]
Amortization of Beneficial Conversion Feature	[4]
Repayments of Convertible Debt	[4],[5]																									$ (250,000)
Convertible Notes Payable	[4]							11,663,000												11,663,000				$ 6,200,000		11,663,000		$ 20,000,000
Consecutive Trading Days														10 days
Debt Instrument, True-up Period														5 years
Warranted Parcentage for Sale of Stock Owned by Holders																								20.00%
Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount	[5]							(4,500,000)												(4,500,000)						$ (4,500,000)
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																												1
Convertible Notes Payable, Noncurrent	[5]
Amortization of Beneficial Conversion Feature	[5]
Repayments of Convertible Debt	[5],[6]
Convertible Notes Payable	[5]							8,400,000												8,400,000				$ 8,153,000		$ 8,400,000		$ 17,200,000
Interest Expense, Debt																										2,872,000		$ 2,834,000
Pallas Notes [Member] | Pallas Holding LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount															$ 15,000,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Consecutive Trading Days															60 days
Pallas Notes [Member] | Pallas Highwall Mining LLC [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										3.90%
Consecutive Trading Days										10 days
Other Convertible Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount								$ 693,000	[6]											$ 693,000	[6]		$ 450,000	7,268,000	[6]	$ 693,000	[6]
Debt Instrument, Interest Rate, Stated Percentage																							10.00%
Convertible Notes Payable, Noncurrent	[6]																							$ 5,706,000
Amortization of Beneficial Conversion Feature	[6]
Debt Instrument, Convertible, Conversion Price, Percentage																							65.00%
Repayments of Convertible Debt	[6]
Convertible Notes Payable	[6]																							$ 6,688,000
Consecutive Trading Days																							20 days
TCA Senior Secured Convertible Redeemable Debenture [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						10.50%
Proceeds from Convertible Debt						$ 4,250,000
Convertible Debt, Fair Value Disclosures						$ 5,000,000
Debt Instrument, Convertible, Conversion Price, Percentage						85.00%
Senior Secured Convertible Redeemable Debentures [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount						$ 600,000
Convertible Debt, Fair Value Disclosures						$ 2,118,000
Debt Instrument, Convertible, Conversion Price, Percentage						85.00%
Debt Instrument, Number						3
Debt Instrument, Term						12 months
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																								3.00%
Convertible Debt						$ 1,800,000
Senior Secured Convertible Redeemable Debenture 1 [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount						600,000
Debt Conversion, Original Debt, Amount						$ 430,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						1,380,875
Debt Instrument, Term						12 months
Senior Secured Convertible Redeemable Debenture 2 [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount						$ 600,000
Debt Instrument, Term						18 months
Senior Secured Convertible Redeemable Debenture 3 [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount						$ 600,000
Debt Instrument, Term						24 months
Unsecured Convertible Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount					$ 150,000
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					281,019
True up Clause Liability																								$ 127,000
If Common Stock is Traded on NASDAQ, NYSE MKT or NYSE [Member] | TCA Senior Secured Convertible Redeemable Debenture [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price, Percentage						95.00%
Preferred Class A [Member]
Note 13 - Convertible Notes (Details) [Line Items]
True up Clause Liability																								4,874
Gain of Extinguishment of Liability																								$ 1,141
Shares, Issued (in Shares) | shares																								1,235
Capesize Vessels [Member] | Lemissoler Maritime Company WLL [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Sale Leaseback Transaction, Number of Assets																	3
Panamax Vessel [Member] | Lemissoler Maritime Company WLL [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Sale Leaseback Transaction, Number of Assets																	1
Piraeus Bank A.E. [Member] | Senior Convertible 7% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																			$ 145,000,000
Debt Instrument, Interest Rate, Stated Percentage																			7.00%
Proceeds from Convertible Debt																			$ 20,000,000
Focus Maritime Corp. [Member] | Senior Convertible 7% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature																			$ 100,536,000
Debt Conversion, Original Debt, Amount																$ 124,900,000		$ 20,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																1		1
Convertible Notes Payable, Noncurrent								$ 100,000												$ 100,000				$ 100,000		$ 100,000		$ 100,000
Amortization of Beneficial Conversion Feature																								$ 18,000		17,000		$ 13,000
Prime Shipping Holding Ltd [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Stock Issued to Settle Indebtedness (in Shares) | shares																														1
Prime Shipping Holding Ltd [Member] | Senior Convertible 4.5% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																														$ 50,000,000
Debt Instrument, Interest Rate, Stated Percentage																														4.50%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																								100.00%
Debt Instrument, Repurchase Period																								5 days
Debt Instrument, Repurchase Price, Percentage of Principal Amount Redeemed																								100.00%
Debt Instrument, Percentage Used to Determine Fair Value																	80.00%
Convertible Debt, Fair Value Disclosures								62,500,000												62,500,000				$ 62,500,000		62,500,000
Prime Shipping Holding Ltd [Member] | Senior Convertible 4.5% Notes [Member] | Fees, Costs and Expenses [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Stock Issued to Settle Indebtedness (in Shares) | shares																													1
Stock Issued to Settle Indebtedness, Value																													$ 400,000
Prime Shipping Holding Ltd [Member] | Minimum [Member] | Senior Convertible 4.5% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Original Debt, Amount																								$ 1,000
Prime Shipping Holding Ltd [Member] | Maximum [Member] | Senior Convertible 4.5% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								6.50%
Asher Enterprises Inc. [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Convertible, Additional Default Principal Amount																																								$ 138,000
Asher Enterprises Inc. [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																								$ 207,000
Debt Instrument, Interest Rate, Stated Percentage																																								8.00%
Debt Instrument, Convertible, Conversion Price, Percentage																								65.00%
Debt Instrument, Convertible, Trading Prices																								3
Debt Instrument, Convertible, Business Days Before Maturity																								10 days
Debt Instrument, Convertible, Discount Share Conversion Price, Percent																								35.00%
Toledo Advisors [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																				$ 100,000
Convertible Debt, Fair Value Disclosures		$ 142,000		$ 203,000																																$ 154,000
Debt Instrument, Convertible, Discount Share Conversion Price, Percent				35.00%
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 231,000
Third Party, Due Date April 30, 2017 [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable		345,000
Dominion Capital LLC [Member] | 12% Convertible Debentures and Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount													$ 500,000
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Debt Conversion, Original Debt, Amount																										400,000
Debt Instrument, Convertible, Conversion Price, Percentage													70.00%
Debt Instrument, Convertible, Trading Prices													3
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 10,125,000
Consecutive Trading Days													15 days
Pallas Management LLC [Member] | 12% Convertible Debentures and Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount												$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage												12.00%																				22.00%
Proceeds from Convertible Debt																										5,000,000
Convertible Debt, Fair Value Disclosures												$ 6,250,000
Debt Instrument, Convertible, Conversion Price, Percentage												80.00%
Convertible Notes Payable								6,250,000												6,250,000						6,250,000
Consecutive Trading Days												10 days
F&S Capital Partners Ltd. [Member] | 12% Convertible Debentures and Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																					$ 475,000
Debt Instrument, Interest Rate, Stated Percentage																																					12.00%
Proceeds from Convertible Debt																										26,000
F&S Capital Partners Ltd. [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Number														3
NM Dauphin & Company Limited, Ray Capital Inc. and Tiger Capital Partners Ltd. [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount														$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage														10.00%
Debt Instrument, Term														60 days
Ray Capital Inc. [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Original Debt, Amount																										6,000,000
Convertible Notes Payable																								$ 1,485,000
True up Clause Liability																										$ 1,542,000
Stock Issued For Repayment of True-up Mechanism, Accrued Interest and Conversion of Convertible Notes, Shares (in Shares) | shares																								53,006		124,536
Tiger Capital Partners Ltd [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount		8,500,000
Convertible Notes Payable		447,000						472,000												472,000						$ 472,000
True up Clause Liability		$ 4,874,000																								$ 4,747,000
Stock Issued For Repayment of True-up Mechanism, Accrued Interest and Conversion of Convertible Notes, Shares (in Shares) | shares																								53,112		78,546
Tiger Capital Partners Ltd [Member] | Preferred Class A [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Preferred Shares Issued to Settle Accrued Interest Payable (in Shares) | shares		600
NM Dauphin & Company Limited [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable		$ 5,500,000
Oppenheim & Co. Limited [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																						$ 2,190,000
Debt Conversion, Original Debt, Amount			$ 975,000
Convertible Notes Payable																								$ 2,500,000
Oppenheim & Co. Limited [Member] | Preferred Class A [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			100
Oppenheim Capital Ltd [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																						2,500,000
Cheyenne Holding Ltd [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																						$ 1,250,000
Repayments of Convertible Debt																										$ 250,000
Convertible Notes Payable																								1,000,000
Warranted Parcentage for Sale of Stock Owned by Holders																										20.00%
Labroy Shiptrade Limited. [Member] | 10% Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount			$ 1,215,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Convertible Notes Payable																								1,215,000
Debt Instrument, Term			5 years
Warranted Parcentage for Sale of Stock Owned by Holders			20.00%
Pallas Highwall Mining LLC [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																										$ 24,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																										86,186		1
Convertible Notes Payable								8,400,000		$ 14,000,000										8,400,000				8,153,000		$ 8,400,000
Repayments of Senior Debt										10,000,000
Debt Instrument, Periodic Payment, Principal										$ 2,800,000
Interest Expense, Debt																												$ 3,187
Pallas Holding LLC [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																										852
Convertible Notes Payable															$ 9,000,000
Repayments of Senior Debt															125,000
Debt Conversion, Converted Instrument, Amount															5,875,000
Debt Instrument, Periodic Payment, Principal															$ 1,500,000
Note Dated February 26, 2014 [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable								5,273,000												5,273,000						$ 5,273,000
Note Dated August 4, 2014 [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable								1,237,000												1,237,000						1,237,000
Stock Issued During Period, Value, Conversion of Convertible Securities		739,000
Note Dated August 4, 2014 [Member] | Toledo Advisors [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount		$ 132,000
Note Dated August 18, 2014 [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable								$ 1,690,000												$ 1,690,000						1,690,000
Note Dated August 18, 2014 [Member] | Toledo Advisors [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																															$ 298,000		$ 350,000
Convertible Debt, Fair Value Disclosures																															$ 459,000		$ 538,000
Note Dated August 18, 2014 [Member] | Atlas Long Term Growth Fund LLC [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																		$ 300,000
Convertible Debt, Fair Value Disclosures																																		$ 462,000
Note Dated May 15, 2015 [Member] | Atlas Long Term Growth Fund LLC [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Repayments of Convertible Debt																								122,000
Convertible Notes Payable																								322,000
Stock Issued During Period, Value, Conversion of Convertible Securities																								262,000
Note Dated August 27, 2015 [Member] | Toledo Advisors [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																								177,000
Stock Issued During Period, Value, Conversion of Convertible Securities																								361,000
Note Dated December 14, 2015 [Member] | Toledo Advisors [Member] | Convertible 8% Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																								459,000
Promissory Note [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Instrument, Face Amount																																										$ 6,000,000
Holder of the $15,000 Senior Secured Note [Member] | Pallas Holding LLC [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Proceeds from Sale of Stock																										9,733,000
Holder of the $24,000 Senior Secured Note [Member] | Pallas Holding LLC [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Proceeds from Sale of Stock																										$ 11,424,000
Holder of the $24,000 Senior Secured Note [Member] | Pallas Holding LLC [Member] | Pallas Notes [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Original Debt, Amount																								$ 247,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																								2,273,546
True up Clause Liability																								$ 4,505,000
True-up Liability Clause [Member] | Unsecured Convertible Note [Member]
Note 13 - Convertible Notes (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					500,000,000

[1]	In connection with the recapitalization in 2009, the Company issued $145,000 in aggregate principal amount of 7% Notes on October 13, 2009. The issuance of the 7% Notes were made pursuant to an Indenture dated October 13, 2009, between the Company and Piraeus Bank S.A. (as the successor of Cyprus Popular Bank Public Co. Ltd.), and a Note Purchase Agreement, executed by each of the Investment Bank of Greece and Focus Maritime Corp., a company controlled by Michail Zolotas, President, the Company's Chairman, Chief Executive Officer and member of the Company's Board of Directors All of the outstanding 7% Notes owned by Focus were pledged to, and their acquisition was financed by, Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) $20,000 of the proceeds of the 7% Notes were used to partially repay a portion of existing indebtedness and the remaining proceeds were used for general corporate purposes and to fund vessel acquisitions. The Note Purchase Agreement and the Indenture contained certain covenants, including, among others, limitations on the incurrence of additional indebtedness, except for approved vessel acquisitions, and limitations on mergers and consolidations. In connection with the issuance of the 7% Notes, the Company entered into a Registration Rights Agreement providing the holders of the 7% Notes with certain demand and other registration rights for the common shares underlying the 7% Notes. The Investment Bank of Greece also received warrants with a maturity date of October 13, 2015, in connection with advisory services provided by the Investment Bank of Greece to the Company. The warrants expired in October, 2015 without being exercised. Upon the issuance of the notes, the Company recorded a Beneficial Conversion Feature ("BCF") totaling $100,536 as a contra liability (discount) that had to be amortized into the income statement (via interest charge) over the life of the 7% Notes. In November 2009, Focus converted $20,000 of the 7% Notes into one common share of the Company. On July 2, 2012, in connection with the restructuring of NewLead's debt, the Company entered into an agreement with Focus for the conversion of its remaining $124,900 of the 7% Notes, together with interest accrued thereon and future interest payments and an additional fee payable to Focus Maritime Corp. as an inducement for the conversion, into one common share of the Company. After the conversions in 2009 and 2012, $100 of the 7% Notes remained outstanding as of December 31, 2015 and 2014. For the year ended December 31, 2015, $18 of the BCF was amortized and reflected as interest expense in the statements of operations ($17 for the year ended December 31, 2014, and $13 for the year ended December 31 2013). The relative note was also transferred to Piraeus Bank S.A.. As of December 31, 2015, the Company was not in compliance with its financial covenants on this indebtedness, had defaulted on all coupon payments. The 7% Notes were not converted in October, 2015 and warrants expired in October, 2015 without being exercised. As such, the full amount outstanding was reclassified to current liabilities.
[2]	In November 2010, the Company entered into an agreement with Lemissoler Maritime Company W.L.L. ("Lemissoler") for the sale and immediate bareboat leaseback of four dry bulk vessels including three Capesize vessels, ( the Brazil, the Australia, and the China), and one Panamax vessel (the Grand Rodosi). Total consideration for the sale was $86,800 and the bareboat leaseback charter period was eight years. Pursuant to the agreement, NewLead retained call options to buy the vessels back during the lease period at pre-determined decreasing prices and was obligated to repurchase the vessels for approximately $40,000 at the end of the lease term. The repurchase obligation could be paid partially in cash and partially in common shares, at the Company's option. The Company concluded that it had retained substantially all of the benefits and risks associated with such vessels and treated the transaction as a financing, resulting in a loss of $2,728 (for those vessels where their fair value was below their carrying amount) and deferred gain of $10,540 (for those vessels where their fair values was above their carrying amount) which was being amortized over the life of each vessel. On January 31, 2012, February 7, 2012, February 11, 2012, and March 19, 2012, respectively, pursuant to various redelivery addendums to certain sale and leaseback agreements, the Company completed the redelivery of the four dry bulk vessels, (the Australia, the Grand Rodosi, the China and the Brazil), to their owners which are affiliates of Lemissoler. On November 28, 2012, the Company entered into a settlement and standstill agreement (the "Settlement Agreement") with Prime Shipping Holding Ltd ("Prime")(an affiliate of Lemissoler), which sets out the terms and conditions on which Lemissoler has agreed to the settlement of amounts outstanding and due to them from the Company pursuant to various agreements that had been entered into between the Company and Lemissoler (the "Lemissoler Indebtedness") and a standstill and waiver of Lemissoler's right to take action in respect of the Lemissoler Indebtedness and the failure of the Company to perform their respective obligations under such agreements, which includesany existing or future liabilities under agreements relating to the operation of vessels chartered or assigned to Lemissoler. On January 30, 2013, the Company was formally released from all of its obligations and liabilities under the relevant finance lease documentation. Pursuant to the Settlement Agreement: (1) the Lemissoler Indebtedness was settled by the issuance of (i) one common share of the Company to Prime; and (ii) a $50,000 aggregate principal amount 4.5% Senior Convertible Note due in 2022 ("4.5% Note") with such terms as described below; (2) all fees, costs and expenses incurred by Prime in connection with the transaction were paid by the Company with the issuance of one common share (covering $400 in fees) to Prime (with any shortfall from the sale of the common shares to be fully paid and settled by the Company, which may be satisfied by issuing further common shares of the Company to Prime). In addition, in connection with the Settlement Agreement, the Company entered into a registration rights agreement with Prime, pursuant to which NewLead is obligated to file a registration statement or registration statements covering the potential sale of the common shares of the Company issued to Prime and the shares of the Company's common shares issuable upon conversion of the 4.5% Note. Prime may also request that the Company file a registration statement on Form F-3 if NewLead is entitled to use such form, or request that their purchased common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). The $50,000 in aggregate principal amount 4.5% Senior Convertible Note due in 2022 issued to Prime was issued on December 31, 2012, and it bears interest at an annual rate of 4.5%, payable quarterly on March 1, June 1, September 1 and December 1 of each year (beginning on March 1, 2013), until maturity in December 2022 or earlier upon redemption, repurchase or conversion in accordance with its terms. The 4.5% Note is convertible, at a holder's option, at any time prior to the close of business on the maturity date or earlier upon redemption or repurchase in accordance with its terms. The holder has the right to convert the principal amount of the 4.5% Note, or any portion of such principal amount which is at least $1 (or such lesser principal amount of the 4.5% Note as shall be outstanding at such time), plus accrued and unpaid interest, into that number of fully paid and non-assessable common shares of the Company (as such shares shall then be constituted) obtained by dividing (1) the sum of (x) the principal amount of the 4.5% Note or portion thereof being converted plus (y) accrued and unpaid interest on the portion of the principal amount of the 4.5% Note being converted to the applicable conversion date plus (z) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (y) to the applicable conversion date by (2) the Conversion Price (as defined below) in effect on the applicable conversion date.The Conversion Price means an amount equal to 80% of the arithmetic average of the daily VWAPs of the common shares of the Company for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the conversion date. If the holder does not convert the 4.5% Note prior to the maturity date, then so long as no certain events of default ("Events of Default") or an event triggering a repurchase ("Repurchase Event") has occurred and is continuing, the principal of and accrued interest on the 4.5% Note that is outstanding on the maturity date shall automatically convert, without further action by the holder, into common shares of the Company. The number of common shares issued by the Company to the holder upon such conversion shall be the quotient obtained by dividing (x) the outstanding principal of and accrued interest on the 4.5% Note on the maturity date by (y) the Conversion Price then in effect. The Company may redeem all or part of the outstanding principal amount of the 4.5% Note at any time, subject to certain conditions, at a redemption price in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note plus (2) accrued and unpaid interest on such principal amount to the redemption date plus (3) accrued and unpaid default interest in the amount of 6.5% per annum during the period from the date of such Event of Default until the date no Event of Default is continuing. If a Repurchase Event occurs, the holder will have the right, at the holder's option, to require the Company to repurchase all of the 4.5% Note, or any portion thereof, on a repurchase date that is five business days after the date of the holder delivered its notice with respect to such Repurchase Event. The repurchase price will be an amount in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note that the holder has elected to be repurchased plus (2) accrued and unpaid interest on such principal amount to the date of such repurchase plus (3) accrued and unpaid default interest, if any, thereon at the rate provided in the 4.5% Note to the date of such repurchase. If an Event of Default shall have occurred, then the applicable interest rate shall be increased to 6.5% per annum during the period from the date of such Event of Default until the date no Event of Default is continuing. The Company may, at its option, subject to certain conditions, make any payments required to be made by the Company to the holder upon acceleration of the 4.5% Note by reason of certain Events of Default in common shares of the Company. Because the note is convertible into a variable number of common shares at the Company's option, even upon an Event of Default, and mandatorily convertible into a variable number of common shares at maturity, the 4.5% Note represents a financial instrument other than an outstanding share that embodies a conditional obligation that the issuer must or may settle by issuing a variable number of its equity shares. Because of this, ASC 480 requires the 4.5% Note be carried at fair value, with any subsequent changes in fair value recognized in earnings. Fair value should be determined based on the total number of shares that will be used to settle the amount. The fair value at inception was calculated by dividing the principal amount of $50,000 divided by the contractual stock issuance price of 80% of market (calculated using the above VWAP methodology). On the date of the issuance and at December 31, 2015 and 2014, the fair value of the 4.5% Note amounted to $62,500. As of December 31, 2015 and 2014, the Company was not in compliance with the requirements of this indebtedness and the full amount outstanding was reclassified to current liabilities.
[3]	On December 23, 2013 and January 3, 2014, the Company issued 12% convertible debentures to Dominion Capital LLC, for up to $500. The 12% convertible debentures were due on December 23, 2014 and January 3, 2015, respectively. Borrowings under these debentures bear a fixed interest rate of 12% per annum on the unpaid principal balance paid in cash. The 12% convertible debentures also contained interest and anti-dilution adjustments under certain circumstances and as a result the Company recorded financial instruments of $400. The 12% convertible debentures were convertible into common shares at a conversion price equal to the lesser of a) $10,125,000 per share and b) 70% of average of the lowest 3 VWAP during 15 trading day period at holder's option, at any time and from time to time. The 12% convertible debentures had attached warrants that the Company measured them at fair value and reduced respectively the amount of each 12% convertible debenture. The Company amortized each warrant attached according the duration of the 12% convertible debentures. As of December 31, 2013, the full amount of the 12%convertible debenture dated December 23, 2013 along with the amortized portion of the warrant was outstanding. As of December 31, 2014, the full amounts of both the 12% convertible debentures have been converted into common shares. The Company was released for the 12% convertible debenture dated December 23, 2013 along with the related attached warrants, financial instrument and accrued interest. As of December 31, 2015 and 2014, the warrants attached to the January 3, 2014 12% convertible debenture are outstanding, please see Note 18. The 12% convertible debenture dated January 3, 2014 has matured on January 3, 2015 with the outstanding principal being fully converted to common shares, the financial instrument being expired and the remaining accrued interest without being converted to common shares or paid in cash. On May 14, 2014, the Company issued a promissory note to Pallas Management LLC for up to $5,000. Borrowings under this promissory note bear a fixed interest rate of 12% per annum on the unpaid principal balance. The promissory note has a maturity date of November 30, 2014, which was amended on November 14, 2014 to mature on November 30, 2015. This unsecured convertible note is converted into common shares at a conversion price 80% the average of the closing prices for the 10 trading days immediately prior but not including the date of issuance of the shares. As of December 31, 2014 the amount received from this unsecured convertible note was $5,000. Because the note is convertible into a variable number of shares, the promissory note is required to be carried at fair value pursuant to ASC 480. The Company determined the fair value by dividing the principal amount of $5,000 by 80%, being $6,250. As of December 31, 2014, the amount of $6,250 was outstanding. Since November 30, 2015, the promissory note is outstanding and bear default interest rate 22%. On October 24, 2014, the Company issued an unsecured convertible note to F&S Capital Partners Ltd. for up to $475. Borrowings under this unsecured convertible note bear a fixed interest rate of 12% per annum on the unpaid principal balance. The unsecured convertible note has maturity date October 23, 2015. This unsecured convertible note is convertible into common shares at a conversion price of the closing price the trading date immediately prior but not including the date of issuance of the shares. As of December 31, 2014 the amount received and outstanding of this unsecured convertible note was $26. On October 23, 2015, the Company signed an addendum with the holder of this 12% note, in order to extend the maturity date to October 23, 2016. On November 24, 2015, the outstanding balance of $475 was settled with the issuance of Series A-1 Preference shares (please see Note. 17).
[4]	On December 27, 2013, the Company issued three unsecured convertible notes to NM Dauphin & Company Limited, Ray Capital Inc. and Tiger Capital Partners Ltd. for up to $20,000. The three notes were due in 60 days by issuance of common shares at a conversion price equal to the average of the closing prices for the 10 trading days immediately prior to but not including the date of issuance of the shares. The three notes were amended and the conversion price was equal to the closing price immediately prior to but not including the date of issuance of the shares and bore an interest rate of 10%. Any accrued and unpaid interest was payable in quarterly installments concluding with the final installment on final repayment date. Moreover, these unsecured convertible notes contain a true up clause for a period of five years. During 2014, the convertible note with Ray Capital Inc. was amended to be guaranteed by one of the Company's vessels, Newlead Castellano. As of December 31, 2014, the full amount of $6,000 of the 10% note of the holder Ray Capital Inc. was fully converted into common shares. The holder sold the shares and after considering the proceeds from the sale of shares, the Company owned a true up clause liability of $1,542, which was included in financial instruments carried at fair value, refer to Note 18.As of December 31, 2014, the convertible note with Tiger Capital Partners Ltd. had an amount of $472, which was included in convertible notes, net in consolidated balance sheets and a true up clause liability of $4,747 which was included in financial instruments carried at fair value, refer to Note 18. As of December 31, 2014, the full amount of the convertible note with NM Dauphin & Company Limited remains outstanding. On April 8, 2015, the Company signed an addendum with NM Dauphin & Company Limited, in order to amend the quarterly installments of the accrued interest to payment of the accrued and unpaid interest on the maturity date of the note. On November 24, 2015 the outstanding balance of $5,500 of the 10% note of the holder NM Dauphin & Company Limited along with the accrued interest were settled with 535 A-1 Series Preference shares (refer Note. 17). On March 3 and April 8, 2015, the Company signed two addenda with Ray Capital Inc. in order to amend the maturity date of the 10% note to December 27, 2015, and to pay the accrued interest on the maturity date and not in quarterly installments. Moreover, the addenda amended the true up liability to be along with the maturity date and the holder of the note warranted the sale up to 20% of the monthly dollar volume of the Company's common stock per month in order to reduce the Company's outstanding obligations owned to the holder of the 10% note. As of December 31, 2015, the true up clause liability has been transferred from financial instruments carried at fair value to convertible notes, net of the consolidated balance sheets and it is payable in cash since the maturity date December 27, 2015 according to the clauses of the addenda. In respect of the 10% note with Ray Capital Inc, the Company issued 53,006 common shares and 124,536 common shares for the conversion of the note, accrued interest and true up clause liability, for the years ending December 31, 2015 and 2014, respectively. On March 17, 2015, the Company and Tiger Capital Partners Ltd. signed an addendum in order to amend the quarterly installments of the accrued interest to payment of the accrued and unpaid interest on the maturity date of the note. On November 24, 2015 the remaining balance of $447 of the initial balance $8,500 of the 10% note with the holder Tiger Capital Partners Ltd. along with the $4,874 financial instruments carried at fair value, which consists the remaining true up clause liability considering the proceeds from the sale of shares by the holder, and the accrued interest payable on that date, were settled with 600 Series A-1 Preference shares (refer Note 17). In respect of the 10% note with Tiger Capital Partners Ltd, the Company issued 53,112 common shares and 78,546 common shares for the conversion of the note, accrued interest and true up clause liability, for the years ending December 31, 2015 and 2014, respectively. During August and September 2014, the Company issued convertible notes to Oppenheim & Co. Limited, Oppenheim Capital Ltd and Cheyenne Holding Ltd, for up to $2,190, $2,500 and $1,250, respectively. These notes are due in August 2016 and September 2017 by the issuance of common shares, at the trading price of the common shares prior to issuance. Borrowings under these 10% notes bear a fixed interest rate of 10% per annum on the unpaid principal balance and any accrued and unpaid interest is payable in quarterly installments concluding with the final installment on final repayment date. The 10% notes with Oppenheim Capital Ltd and Cheyenne Holding Ltd were amended to be guaranteed by one of the Company's vessels, the Newlead Castellano. During 2014, amount of $250 was paid in cash in respect of the 10% note of the holder Cheyenne Holding Ltd. On March 3, 2015, the Company signed an addendum with Cheyenne Holding Ltd., in order to amend the quarterly installments of accrued interest to be payable on the maturity date of the note. On March 16 and November 18, 2015, the Company signed two addenda with Oppenheim Capital Ltd. in order to amend the quarterly installments of accrued interest to be payable on the maturity date of the note. Moreover, with the aforementioned addenda the holder of the note warranted the sale up to 20% of the monthly dollar volume of the Company's common stock per month. On March 16, 2015, the Company signed addenda with Oppenheim & Co. Limited in order to amend the quarterly installments of accrued interest to be payable on the maturity date of the note. On May 26, 2015 amount of $1,215 of the convertible note of Oppenheim & Co. Limited was assigned to Labroy Shiptrade Limited. Borrowings under this convertible note bear a fixed interest rate of 10% per annum on the unpaid principal balance. The new convertible note has maturity date August 1, 2016. The new convertible note is convertible into common shares at a conversion price of the closing price the trading date immediately prior but not including the date of issuance of the shares. The note included true up liability for a period of five years and the holder of the note warranted the sale up to 20% of the monthly dollar volume of the Company's common stock per month. The note is guaranteed by one of the Company's vessels, Newlead Castellano. Following the aforementioned assignment of $1,215, the remaining balance of $975 of the 10% note with the holder Oppenheim & Co. Limited had been settled with 100 Series A-1 Preference shares. All the aforementioned settlement of convertible notes along with accumulated accrued interest with the issuance of 1,235 Series A-1 Preference shares along with a true up clause of $4,874 included in Financial instruments carried at fair value (Refer to Note 18), resulted in gain of extinguishment of liability of amount $1,141. As of December 31, 2015, the 10% notes balance consists of $1,485 of the 10% note with the holder Ray Capital Inc, $1,000 of the 10% note with the holder Cheyenne Holding Ltd, $2,500 of the 10% note with the holder Oppenheim Capital Ltd and $1,215 of the 10% note with the holder Labroy Shiptrade Limited, all of which are guaranteed by one of the Company's vessels, Newlead Castellano. Refer to Note 23 for subsequent events.
[5]	Pursuant to two unit purchase agreements (please see note 5), on September 13, 2013 and December 9, 2013 the Company issued senior secured notes to Pallas Holding LLC and Pallas Highwall Mining LLC, for up to $15,000 ("VAG note") and $24,000 ("VPP note") respectively. In respect of the unit purchase agreement dated December 9, 2013 the Company had previously issued a $6,000 promissory note, which was due and payable in one balloon payment on October 21, 2013. This promissory note was included in the December Settlement Agreement (please see note 5) and during June 2014, the full amount of $6,000 had been fully repaid in cash through the December Settlement Agreement and the Company had been released. The remaining senior secured notes were due on December 31, 2014 at the Company's option, in cash by the option of wire transfer or by issuance of common shares. Borrowings under the VAG note bear fixed interest rate of 8% and under VPP note bear fixed interest rate of 3.9%. VAG note was convertible into common shares at a conversion price equal to the average of the 60 trading days and VPP note was convertible into common shares at a conversion price equal to the average of the 10 trading days. On January 5, 2015 the conversion price of the VPP note was amended to be the closing price of the trading day immediately prior to the date of issuance of shares. As security for the VPP note Pallas Highwall Mining LLC pledged the 100% of the membership interest in Viking Prep Plant LLC, which were acquired through VPP note until the full value of the VPP note is received. In relation to VAG note, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing one common share of the Company's common stock. Accordingly, immediately following the closing, the remaining balance on the VAG note was $9,000, which amount was to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon. During 2013, the Company issued one common share for the total amount of installments and accrued interest of $3,187. During 2014, the Company issued 852 shares for the total amount of installments of $1,500 and true up liability. During the fiscal year 2014, the holder of the note has sold the shares issued upon conversion of the note and collected from the share sale proceeds amount of $9,733, including interest. With effective date December 31, 2014, an amendment to the VAG unit purchase agreement was executed with the seller which reduced the purchase price for the VAG membership interest to $3,300, as a result of the inability of the seller to extend the mineral lease that covered a significant portion of the subject minerals, which was one of the post-closing conditions of the acquisition, and due to a downturn in market conditions. In connection with the receipt of the receivable from the seller, the Company recorded a $6,558 allowance for doubtful accounts in Selling, General and Administrative Expenses included in discontinued operations. The result of the amendment was to settle the remaining balance of the VAG note and the Company was released and discharged from any liabilities whatsoever under the VAG note. In relation to VPP note, the Company paid $10,000 of principal on the VPP note through issuing one common share of the Company's common stock. Accordingly, immediately following the closing, the remaining balance on the VPP note was $14,000, which amount was to be paid quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon. As of December 31, 2014, the outstanding amount of VPP note was $8,400. During 2013, the Company issued one common share for the total amount of installments and accrued interest of $2,834. During 2014, the Company issued 86,186 shares for the total amount of installments and accrued interest of $2,872 and true up liability. Following the conversion of the VPP note to common shares, the holder of the VPP note collected from the sale of the common shares amount of $11,424, including interest. On January 5, 2015, the Company signed an addendum to the VPP note, in order to extend the maturity date to August 31, 2015.On August 28, 2015, the Company signed an addendum to the VPP note, in order to extend the maturity date to June 30, 2016. During 2015, the Company issued 2,273,546 common shares for the total amount of principal of $247. As of December 31, 2015, the outstanding balance of the VPP note is $8,153. However, there is a true up clause liability of $4,505, please see Note18.
[6]	During February 2014, the Company issued convertible notes to various financial institutions, for up to $450. These notes were due in February 2015 by the issuance of common shares at the 65% of the lowest reported sale price of the common stock for the twenty trading business days immediately prior to voluntary conversion date. Borrowings under these notes bore fixed interest rate of 10%. Because of this, ASC 480 requires these notes be carried at fair value, with any subsequent changes in fair value recognized in earnings. The Company determined the fair value for these notes by dividing the par amount of $450 by 65%. During October through December 2014, the notes were fully converted into common shares and the Company has been fully released.On February 26, 2015, the Company received an amount of $4,250 in relation to a senior secured convertible redeemable debenture dated December 31 2014, but effective on February 26, 2015. The senior secured convertible redeemable debenture was signed with TCA Global Credit Master Fund, LLP ("TCA debenture") and has maturity date February 24, 2017. The TCA debenture is payable in immediately available and lawful money of United States dollars by later than February 24, 2017. The TCA debenture can be also converted in an amount of shares equal to the converted amount divided by 85%the average daily volume weighted average price of the Company's common stock during the five trading days immediately prior to the conversion date. In the event that the Company's common stock is traded on NASDAQ, NYSE MKT or NYSE, then the percentage shall be 95%. Borrowings under this TCA debenture bear a fixed interest rate of 10.5% per annum on the unpaid principal balance. Part of the specific TCA debenture has been used for the repayment of the loan facility with Natixis in respect of vessel Sofia. As the TCA debenture is convertible into a variable number of shares, the TCA debenture is required to be carried at fair value pursuant to ASC 480. Therefore, its fair value is determined by dividing the principal amount of $4,250 by 85%, being $5,000. In addition, the Company has issued with the same third party three senior secured convertible redeemable debentures, each one of total amount of $600 ("$600 TCA") with duration 12, 18 and 24 months respectively, in consideration of investment, banking and advisory services. The three $600 TCA can be also converted in an amount of shares equal to the converted amount divided by 85%the average daily volume weighted average price of the Company's common stock during the five trading days immediately prior to the conversion date. In the event that the Company's common stock is traded on NASDAQ, NYSE MKT or NYSE, then the percentage shall be 95%.The three $600 TCA bear no fixed interest rate per annum on the unpaid principal balance. Because these $600 TCA are convertible into a variable number of shares, these$600 TCA are required to be carried at fair value pursuant to ASC 480. Therefore, its fair value is determined by dividing the principal amount of $1,800 by 85%, being $2,118. As of December 31, 2015, in respect of the $600 TCA with maturity period 12 months, the aggregate of 1,380,875 common shares were issued for the conversion of principal of amount $430.The converted balance contains a true up liability clause. Amounts drawn under TCA Global Credit Master Fund, LLP is secured by first priority mortgage on Sofia and vessel-owning subsidiary. Please refer to Note 18. On March 2, 2015, the Company issued an unsecured convertible note of the amount of $150 to a third party in consideration of past due services. The maturity date of the unsecured convertible note is March 2, 2016. Borrowings under this unsecured convertible note bear a fixed interest rate of 2% per annum on the unpaid principal balance. The unsecured convertible note can be converted into Company's common shares in an amount of shares equal to the converted amount divided by the closing price the trading date immediately prior to the date of issuance of shares. The third party has converted the full amount of $150 into 281,019 common shares including interest. This note contains true up liability clause and as a result the third party requested additionally 500,000 common shares in order to collect the amount of $150 including interest. The remaining true up liability of $127 including accrued interest, is included in financial instruments measured at fair value (please see Note 18), after considering the proceeds of the sale of the shares issued.